Phoenix Life Insurance Company

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Big Edge	Flex Edge
The Big Edge Plus®	Flex Edge Success®
Group Strategic Edge®	Joint Edge®
The Big Edge Choice® for NY	Individual Edge®
Phoenix Dimensions®*	Phoenix Benefit Choice VUL®*
Phoenix Joint Edge® VUL*

SUPPLEMENT DATED SEPTEMBER 18, 2014

TO THE

PROSPECTUS DATED APRIL 30, 2012*, as previously supplemented

Background

As Phoenix Life Insurance Company (the “Company” and “we”) previously disclosed to you by prospectus supplement, the Company determined that certain of its previously issued financial statements prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and incorporated by reference into the April 30, 2012 prospectus**, should no longer be relied upon and should be restated to correct errors in those financial statements (the “GAAP restatement”). The GAAP restatement of the Company has been completed.

As a result of the GAAP restatement, the Company has been delayed in completing its 2013 audited GAAP financial statements and updating its registration statements for products offered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with the Company’s 2013 GAAP financial information and related disclosure.

The Company has not sold to any new contract owners any SEC-registered annuity and life insurance contracts since the GAAP restatement process was announced by the Company. Contract owners at that time, however, have been permitted to exercise rights provided by their existing contracts, including the right to make additional premium payments into these SEC-registered annuity and life insurance contracts.

This supplement provides new information about the administrative order issued by the SEC, the Company’s audited GAAP financial statements for the year ended December 31, 2013, which are now available to you at no cost as described below, and conclusions about the Company’s assessment regarding its internal control over financial reporting.

Amended Administrative Order

In a prior supplement, the Company reported that The Phoenix Companies, Inc., the direct parent of the Company, (“Phoenix”) and PHL Variable Insurance Company (“PHL Variable”), a subsidiary of the Company, had submitted an Offer of Settlement with the SEC pursuant to which Phoenix and PHL Variable consented to the issuance of a form of an Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-And Desist Order which was approved by the SEC on March 21, 2014 (the “March 2014 Order”). On July 16, 2014, Phoenix and PHL Variable submitted an Amended Offer of Settlement with the SEC pursuant to which Phoenix and PHL Variable consented to the issuance of the form of an Order Amending Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “Amended Order”). Except as amended by the Amended Order, which was approved by the SEC on August 1, 2014, the March 2014 Order remains in effect. Phoenix and PHL Variable each paid a civil monetary penalty in the amount of $100,000 to the U.S. Treasury following the entry of the Amended Order, and will be required to pay the following additional monetary penalties with respect to a future late filing of any periodic report of Phoenix or PHL Variable covered by the Amended Order: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made.

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The following table sets forth the deadlines in the Amended Order for Phoenix’s SEC periodic reports:

Phoenix Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

In its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013, Phoenix said it believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014. Phoenix also filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013, and September 30, 2013 with the SEC on September 11, 2014.

The following table sets forth the deadlines in the Amended Order for PHL Variable’s SEC periodic reports:

PHL Variable Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014

In its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013, PHL Variable said it believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. PHL Variable filed its Annual Report on Form 10-K for the year ending December 31, 2013 with the SEC on August 22, 2014. PHL Variable also filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013, and September 30, 2013 with the SEC on September 12, 2014.

Financial Statements (replaces section entitled “Financial Statements” from prospectus dated April 30, 2012*, as supplemented)

Update on the Company’s GAAP Financial Statements for 2013 and information regarding the GAAP financial statements of the separate account funding your contract for the year ended December 31, 2013 (“Separate Account GAAP Financial Statements for 2013”)

The Company has completed the audit of its GAAP financial statements for the year ended December 31, 2013. As a result, you should rely on such GAAP financial statements in assessing the Company’s ability to meet its obligations under the contracts. You should not consider them as bearing on the investment performance of the assets held in the separate account funding your contract.

In May, 2014, we mailed to you the Separate Account GAAP Financial Statements for 2013.

The GAAP financial statements of the Company for the years ended December 31, 2013, 2012 and 2011 and the Separate Account GAAP Financial Statements for 2013 are available to you free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.Phoenixwm.com*** under “Products /Product Prospectuses.”

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Important Information About Phoenix and the Company

The Phoenix Annual Report on Form 10-K for the year ended December 31, 2013 (“2013 Form 10-K”) contains important information, including Phoenix management’s Report on Internal Control over Financial Reporting and progress on Phoenix’s plan for enhancing its internal controls. The Phoenix Management’s Report on Internal Control over Financial Reporting and progress on Phoenix’s plan for enhancing its internal controls is also applicable to the Company. Phoenix management concluded that the material weaknesses noted below were first identified and reported in Phoenix’s Annual Report on Form 10-K for the year ended December 31, 2012 and have not been fully remediated as of December 31, 2013 due to insufficient time to fully evaluate, implement and assess the design and operating effectiveness of the related controls. As disclosed in the 2013 Form 10-K, Phoenix management concluded that there were material weaknesses that included deficiencies in the period-end financial reporting process including the processing of journal entries and the preparation and review of account reconciliations, insufficient complement of personnel with a level of accounting knowledge commensurate with Phoenix’s financial reporting requirements and ineffective monitoring and review activities. These material weaknesses also contributed to the following material weaknesses in internal control over financial reporting which have been identified and included in management’s assessment as of December 31, 2013: actuarial finance and valuation, investments, reinsurance accounting, pensions, limited partnerships and other investments taxable income reporting, cash flows and changes in classifications, and access to applications and data. However, management has developed a plan for the implementation of remediation efforts that it believes will remediate these matters. Phoenix management’s evaluation of its disclosure controls and procedures, as well as management’s remediation initiatives, are more fully described in “Item 9A: Controls and Procedures” in Part II of the 2013 Form 10-K. The 2013 Form 10-K is available to you by visiting our website at www.Phoenixwm.com*** under “Investor Relations/Financial Information.”

The Company is preparing to file with the SEC amendments to the registration statements to which this Supplement relates. The Company will send an updated prospectus to contract owners once the relevant amended registration statement is declared effective by the SEC.

*    *    *    *

This supplement should be retained with the Prospectus and Supplements dated January 7, 2013, March 6, 2013, as revised March 20, 2013, May 1, 2013, May 24, 2013, June 6, 2013, July 3, 2013, August 20, 2013, November 21, 2013, February 11, 2014, March 13, 2014, May 8, 2014 and June 11, 2014 for future reference. If you have any questions, please contact us at 1-800-541-0171.

Cautionary Statement Regarding Forward-Looking Statements

This document contains certain forward-looking statements of the Company with respect to the anticipated future performance of the Company and its products. These forward-looking statements include statements relating to, or representing management’s beliefs about, future events, transactions, strategies, operations and financial results, including, without limitation, our expectation to provide information within anticipated timeframes and in accordance with the Amended Order entered by the SEC with respect to PHL Variable and Phoenix and otherwise in accordance with law, the outcome of litigation and claims as well as regulatory examinations, investigations, proceedings and orders arising out of the financial statement restatements of PHL Variable and Phoenix and the failure by PHL Variable and Phoenix to complete their delayed SEC filings, file SEC reports on a timely basis, and become current in their periodic SEC reporting obligations in accordance with their previously announced revised timetables, potential penalties that may result from failure to timely file statutory financial statements with state insurance regulators, and failure to comply with the Amended Order. Such forward-looking statements often contain words such as “will,” “anticipate,” “believe,” “plan,” “estimate,” “expect,” “intend,” “is targeting,” “may,” “should” and other similar words or expressions. Forward-looking statements are made based upon management’s current expectations and beliefs and are not guarantees of future performance. Our ability to resume providing financial information in a timely manner is subject to a number of contingencies, including but not limited to, whether existing systems and processes can be timely updated, supplemented or replaced, and whether additional filings may be necessary in connection with the restatement. Our actual business, financial condition or results of operations may differ materially from those suggested by forward-looking statements as a result of risks and uncertainties which include, among others, those risks and uncertainties described in this document and our product registration statements as amended and supplemented from time to time. You are urged to carefully consider all such factors. We do not undertake or plan to update or revise forward-looking statements to reflect actual results, changes in plans, assumptions, estimates or projections, or other circumstances occurring after the date of this document, even if such results, changes or circumstances make it clear that any forward-looking information will not be realized. If we make any future public statements or disclosures which modify or impact any of the forward-looking statements contained in or accompanying this document, such statements or disclosures will be deemed to modify or supersede such statements in this document.

*	Phoenix Dimensions®, Phoenix Benefit Choice VUL®, and Phoenix Joint Edge® VUL last effective prospectus dated April 29, 2011 and previously additionally supplemented.

**

For Phoenix Dimensions®, Phoenix Benefit Choice VUL®, and Phoenix Joint Edge® VUL our previously issued audited financial statements for the years ended December 31, 2010 and 2009 were incorporated by reference into the April 29, 2011 prospectus.

***	This is intended as an inactive textual reference only.

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